Operating costs and other operating income - Summary of sales and marketing expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial result
Personnel costs	€ (71,878)	€ (59,102)	€ (31,727)
Depreciation	(2,473)	(504)	(140)
External outsourcing costs	(54,057)	(62,321)	(31,885)
Sales and marketing expenses recharged to Gilead	31	59,699	4,711
Professional fees	(4,222)	(532)	(3,420)
Other operating expenses	(14,956)	(7,196)	(4,007)
Total sales and marketing expenses	€ (147,555)	€ (69,956)	€ (66,468)